Accrued Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities (Abstract)
Accrued Liabilities (Table Text Block)

	As of December 31,
	2012	2011
Accrued loan interest and loan fees	$62	$114
Accrued operating expenses	1,311	834
Accrued voyage expenses and commissions	909	848
Accrued general and administrative expenses	499	490
Total	$2,781	$2,286